Impairment of Assets (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended																												12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 South Africa [Member] Tau Tona [Member] USD ($)	Dec. 31, 2009 South Africa [Member] Tau Tona [Member] USD ($)	Dec. 31, 2008 South Africa [Member] Tau Tona [Member] USD ($)	Dec. 31, 2010 South Africa [Member] Tau Lekoa [Member] USD ($)	Dec. 31, 2009 South Africa [Member] Tau Lekoa [Member] USD ($)	Dec. 31, 2008 South Africa [Member] Tau Lekoa [Member] USD ($)	Dec. 31, 2010 South Africa [Member] Savuka [Member] USD ($)	Dec. 31, 2009 South Africa [Member] Savuka [Member] USD ($)	Dec. 31, 2008 South Africa [Member] Savuka [Member] USD ($)	Dec. 31, 2010 Continental Africa [Member] Iduapriem [Member] USD ($)	Dec. 31, 2009 Continental Africa [Member] Iduapriem [Member] USD ($)	Dec. 31, 2008 Continental Africa [Member] Iduapriem [Member] USD ($)	Dec. 31, 2010 Continental Africa [Member] Geita [Member] USD ($)	Dec. 31, 2009 Continental Africa [Member] Geita [Member] USD ($)	Dec. 31, 2008 Continental Africa [Member] Geita [Member] USD ($)	Dec. 31, 2010 Continental Africa [Member] Obuasi [Member] USD ($)	Dec. 31, 2009 Continental Africa [Member] Obuasi [Member] USD ($)	Dec. 31, 2008 Continental Africa [Member] Obuasi [Member] USD ($)	Dec. 31, 2010 Continental Africa [Member] Siguiri [Member] USD ($)	Dec. 31, 2009 Continental Africa [Member] Siguiri [Member] USD ($)	Dec. 31, 2008 Continental Africa [Member] Siguiri [Member] USD ($)	Dec. 31, 2010 Continental Africa [Member] Democratic Republic Congo [Member] USD ($)	Dec. 31, 2009 Continental Africa [Member] Democratic Republic Congo [Member] USD ($)	Dec. 31, 2008 Continental Africa [Member] Democratic Republic Congo [Member] USD ($)	Dec. 31, 2010 Americas [Member] Serra Grande [Member] USD ($)	Dec. 31, 2009 Americas [Member] Serra Grande [Member] USD ($)	Dec. 31, 2008 Americas [Member] Serra Grande [Member] USD ($)	Dec. 31, 2010 Americas [Member] Cripple Creek Member	Dec. 31, 2010 Other Areas [Member] USD ($)	Dec. 31, 2009 Other Areas [Member] USD ($)	Dec. 31, 2008 Other Areas [Member] USD ($)	Dec. 31, 2010 Australasia [Member] Sunrise Dam Member	Dec. 31, 2008 Iduapriem [Member]	Dec. 31, 2008 Geita [Member]	Dec. 31, 2008 Obuasi [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	$ 8									$ 8	$ 4	$ 0	$ 16	$ 0	$ 0	$ 8	$ 0	$ 0	$ 5	$ 0	$ 299				$ 0	$ 0	$ 7				$ 3	$ 0	$ 0		$ 1	$ 0	$ 2
Abandonment And Impairment Expense							47	0	16							0	0	3				0	0	15				0	0	29
Impairment Of Tailings Treatment Plant To Be Disposed Of																						3	0	0
Impairment Of Oxide Treatment Plant To Be Disposed Of																						0	4	0
Goodwill Impairment Loss																0	0	14	0	0	181	0	0	104
Impairment Real Pre Tax Rate																																							8.80%	11.50%	9.00%
Goodwill Real Pre Tax Discount Rate																																		6.50%				11.10%
Tangible Asset Impairment Charges [Abstract]
Impairment of assets	$ 91	$ 8	$ 670
Proven And Probable Reserves Ounces				71,200,000
Real Gold Price Estimate Dollar Per Ounce				1,113	906	817